Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

Transactions with related parties

During the three and six months ended June 30, 2021, the Company’s former CEO and members of his family provided research and development and investor relations services to the Company and were compensated in the amount of $42 and $42 respectively (2020: $37 and $75 respectively).

20. Related parties

Transactions with related parties

During the years ended December 31, 2020 and December 31, 2019, the Company’s former CEO and certain of his family members provided research and development and investor relations services to the Company and were compensated in the amount of $156 and $349 respectively.

Acquisition of NCI

On June 8, 2020 the Company issued 25,936,599 shares in the Company at a value of $3,906 to Sass Larsen, an entity with significant influence over the Company in exchange for the purchase of the remaining 37% interest in OV SPV2 ApS.

On July 13, 2020 the Company acquired the remaining ownership (16.09%) in Oncology Venture US Inc. for 12,383,770 common shares valued at $2,029 out of which Sass Larsen was issued 3,281,250 common shares in the Company valued at $538.